Supplement to the
Fidelity® Balanced Fund
November 20, 2007
Prospectus

Fidelity Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Balanced
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

20.22%	8.86%	5.32%	2.25%	-8.49%	28.24%	10.94%	10.68%	11.65%	8.99%

During the periods shown in the chart for Balanced:

Returns

Quarter ended

Highest Quarter Return	14.94%	June 30, 2003
Lowest Quarter Return	-10.89%	September 30, 2002
Year-to-Date Return	-7.29%	March 31, 2008

BAL-08-02 September 16, 2008
1.468108.115

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

Balanced
Return Before Taxes	8.99%	13.89%	9.47%
Return After Taxes on Distributions	7.22%	12.67%	7.60%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	11.74%	7.28%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Fidelity Balanced Hybrid Composite Index (reflects no deduction for fees, expenses, or taxes)	4.13%	10.30%	6.91%
LipperSM Balanced Funds Average (reflects no deduction for sales charges or taxes)	5.93%	9.62%	5.63%

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 23.

FMR's Multi-Manager Group is lead manager of Balanced Fund.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

Supplement to the
Fidelity® Balanced Fund
Class K
May 4, 2008
Prospectus

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 20.

FMR's Multi-Manager Group is lead manager of Balanced Fund.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

BAL-K-08-01 September 16, 2008
1.878258.100

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of Balanced Fund, which he has managed since September 2008. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.